Destra Multi-Alternative Fund
Schedule of Investments
As of June 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS – 17.1%
	ADVERTISING – 0.2%
2,077	Trade Desk, Inc., Class A(1)	$202,861

	AEROSPACE/DEFENSE – 0.4%
1,000	Northrop Grumman Corp.	435,950

	AGRICULTURE – 0.5%
7,774	Archer-Daniels-Midland Co.	469,938

	APPAREL – 0.3%
4,700	NIKE, Inc., Class B	354,239

	AUTO MANUFACTURERS – 0.5%
2,000	Cummins, Inc.	553,860

	BANKS – 0.9%
997	Goldman Sachs Group, Inc.	450,963
2,700	PNC Financial Services Group, Inc.	419,796
		870,759
	BIOTECHNOLOGY – 0.4%
8,334	Corteva, Inc.	449,536

	CHEMICALS – 0.5%
2,068	Ecolab, Inc.	492,184

	COMPUTERS – 0.6%
6,800	Cognizant Technology Solutions Corp., Class A	462,400
6,253	Rubrik, Inc., Class A(1)	191,717
		654,117
	ELECTRIC – 0.5%
7,227	NextEra Energy, Inc.	511,744

	ENTERTAINMENT – 0.2%
5,319	DraftKings, Inc. - Class A(1)	203,026

	FOOD SERVICE – 0.4%
1,600	McDonald’s Corp.	407,744

	HEALTHCARE-PRODUCTS – 0.2%
1,826	Natera, Inc.(1)	197,737

	HEALTHCARE-SERVICES – 0.5%
900	Elevance Health, Inc.	487,674

	INSURANCE – 0.4%
6,022	MetLife, Inc.	422,684

	INTERNET – 4.5%
10,814	Amazon.com, Inc.(1)(2)*	2,089,805
4,100	Meta Platforms, Inc. - Class A(2)*	2,067,302
1,449	Pinduoduo, Inc. - ADR(1)	192,645
3,128	Shopify, Inc.(1)	206,604
		4,556,356
Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS (continued)
	MACHINERY-DIVERSIFIED – 0.3%
900	Deere & Co.	$336,267

	MEDIA – 0.5%
12,254	Comcast Corp., Class A	479,867

	MINING – 0.5%
12,163	Newmont Mining Corp.	509,265

	OIL & GAS – 0.8%
2,200	Diamondback Energy, Inc.	440,418
3,200	EOG Resources, Inc.	402,784
		843,202
	PHARMACEUTICALS – 1.1%
3,675	AbbVie, Inc.	630,336
5,200	Cardinal Health, Inc.	511,264
		1,141,600
	SOFTWARE – 0.8%
1,002	Duolingo, Inc.(1)	209,088
338	HubSpot, Inc.(1)	199,349
8,240	Palantir Technologies, Inc. - Class A(1)	208,719
1,502	Snowflake, Inc. - Class A(1)	202,905
		820,061
	TELECOMMUNICATIONS – 1.2%
9,006	Cisco Systems, Inc.	427,875
20,034	Corning, Inc.	778,321
		1,206,196
	TRANSPORTATION – 0.9%
2,193	Union Pacific Corp.	496,188
3,067	United Parcel Service, Inc., Class B	419,719
		915,907
	TOTAL COMMON STOCKS (Cost $18,126,087)	17,522,774

	EXCHANGE-TRADED FUNDS – 4.0%
60,000	Janus Henderson AAA CLO ETF	3,052,800
20,500	Janus Henderson B-BBB CLO ETF	1,008,190
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,061,847)	4,060,990

	MEDIUM TERM NOTES – 3.9%
	DIVERSIFIED FINANCIAL SERVICES – 3.9%
2,000,000	Citigroup Global Markets Holdings, Inc., 0.0%, 06/24/27(1)(3)(4)	2,000,000
2,000,000	Goldman Sachs Finance Corp., 0.0%, 06/24/27(1)(3)(4)	2,000,000
		4,000,000
	TOTAL MEDIUM TERM NOTES (Cost $4,000,000)	4,000,000

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PRIVATE COMPANIES – 20.5%
744,880	Always AI, Inc., (254,113 Series A-1, 490,767 Series B) Preferred Stock(1)(3)(4)	$3,979,042
2,000,000	Always AI, Inc., Convertible Debt, 8.0%, 09/29/25(3)(4)	2,000,000
250,000	Always AI, Inc., Convertible Debt, 8.0%, 05/31/26(3)(4)	250,000
179,641	Clear Street Group, Inc., Series B-1 Preferred Stock(1)(3)(4)	1,500,002
332,938	Copia Wealth Studios – Common Shares(1)(3)(4)	938,386
1,064,396	Copia Wealth Studios – Preferred Shares(1)(3)(4)	3,000,000
23,723	Eat Just, Inc., Series F Common Stock(1)(3)(4)	472,562
56,331	GOSITE, Inc., Convertible Debt, 10.0%, 04/19/25(3)(4)	56,331
542,467	GOSITE, Inc., Series A-1 Preferred Stock(1)(3)(4)	2,738,373
750,000	Iridia, Inc., Convertible Debt, 8.0%, 06/20/25(3)(4)	750,000
497,216	Iridia, Inc., Series A-3 Preferred Stock(1)(3)(4)	1,299,458
2,387,937	Nurture Life, Inc., Series B Preferred Stock(1)(3)(4)	3,946,543
	TOTAL PRIVATE COMPANIES (Cost $16,179,514)	20,930,697

	PURCHASED OPTIONS CONTRACTS* – 1.2%
	CALL OPTIONS – 1.2%
7	Adobe, Inc. Exercise Price: $630, Notional Amount: $441,000, Expiration Date: 09/20/2024(1)	6,895
6	Adobe, Inc. Exercise Price: $580, Notional Amount: $348,000, Expiration Date: 03/21/2025(1)	35,232
22	Advanced Micro Devices, Inc. Exercise Price: $185, Notional Amount: $407,000, Expiration Date: 12/20/2024(1)	30,580
21	AeroVironment, Inc. Exercise Price: $210, Notional Amount: $441,000, Expiration Date: 12/20/2024(1)	30,198
30	AeroVironment, Inc. Exercise Price: $220, Notional Amount: $660,000, Expiration Date: 12/20/2024(1)	31,500
35	Alibaba Group Holding, Ltd. Exercise Price: $85, Notional Amount: $297,500, Expiration Date: 12/20/2024(1)	13,650
56	Alibaba Group Holding, Ltd. Exercise Price: $100, Notional Amount: $560,000, Expiration Date: 12/20/2024(1)	6,720

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
21	American Express Company Exercise Price: $250, Notional Amount: $525,000, Expiration Date: 08/16/2024(1)	$5,187
21	Analog Devices, Inc. Exercise Price: $250, Notional Amount: $525,000, Expiration Date: 08/16/2024(1)	3,906
5	Broadcom, Inc. Exercise Price: $1,740, Notional Amount: $870,000, Expiration Date: 08/16/2024(1)	23,850
8	Crowdstrike Holdings, Inc. Exercise Price: $390, Notional Amount: $312,000, Expiration Date: 12/20/2024(1)	40,400
25	DoorDash, Inc. Exercise Price: $135, Notional Amount: $337,500, Expiration Date: 11/15/2024(1)	10,688
27	DoorDash, Inc. Exercise Price: $135, Notional Amount: $364,500, Expiration Date: 01/17/2025(1)	15,660
65	DraftKings, Inc. Exercise Price: $50, Notional Amount: $325,000, Expiration Date: 01/17/2025(1)	13,715
100	DraftKings, Inc. Exercise Price: $60, Notional Amount: $600,000, Expiration Date: 03/21/2025(1)	15,000
4	Eli Lilly And Co. Exercise Price: $820, Notional Amount: $328,000, Expiration Date: 01/17/2025(1)	58,372
36	Guidewire Software, Inc. Exercise Price: $130, Notional Amount: $468,000, Expiration Date: 12/20/2024(1)	66,960
20	Guidewire Software, Inc. Exercise Price: $155, Notional Amount: $310,000, Expiration Date: 01/17/2025(1)	16,000
13	HubSpot, Inc. Exercise Price: $680, Notional Amount: $884,000, Expiration Date: 01/17/2025(1)	45,370
39	Marathon Petroleum Corp. Exercise Price: $185, Notional Amount: $721,500, Expiration Date: 08/16/2024(1)	15,171
20	Meta Platforms, Inc. Exercise Price: $600, Notional Amount: $1,200,000, Expiration Date: 01/17/2025(1)	51,460

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
10	Meta Platforms, Inc. Exercise Price: $620, Notional Amount: $620,000, Expiration Date: 03/21/2025(1)	$30,025
20	Microsoft Corp. Exercise Price: $480, Notional Amount: $960,000, Expiration Date: 08/16/2024(1)	9,600
10	Mp Materials Corp. Exercise Price: $45, Notional Amount: $45,000, Expiration Date: 01/17/2025(1)	-
30	Mp Materials Corp. Exercise Price: $50, Notional Amount: $150,000, Expiration Date: 01/17/2025(1)	-
4	Netflix, Inc. Exercise Price: $660, Notional Amount: $264,000, Expiration Date: 12/20/2024(1)	32,390
5	Netflix, Inc. Exercise Price: $740, Notional Amount: $370,000, Expiration Date: 12/20/2024(1)	22,675
16	NVIDIA Corp. Exercise Price: $105, Notional Amount: $168,000, Expiration Date: 11/15/2024(1)	43,520
18	NVIDIA Corp. Exercise Price: $146, Notional Amount: $262,800, Expiration Date: 01/17/2025(1)	22,680
16	NVIDIA Corp. Exercise Price: $158, Notional Amount: $252,800, Expiration Date: 01/17/2025(1)	15,248
150	Palantir Technologies, Inc. Exercise Price: $30, Notional Amount: $450,000, Expiration Date: 10/18/2024(1)	21,000
100	Palantir Technologies, Inc. Exercise Price: $27, Notional Amount: $270,000, Expiration Date: 01/17/2025(1)	36,500
12	Palo Alto Networks, Inc. Exercise Price: $330, Notional Amount: $396,000, Expiration Date: 09/20/2024(1)	36,420
10	Palo Alto Networks, Inc. Exercise Price: $380, Notional Amount: $380,000, Expiration Date: 03/21/2025(1)	31,050
7	Parker-Hannifin Corp. Exercise Price: $550, Notional Amount: $385,000, Expiration Date: 08/16/2024(1)	3,990
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
42	PDD Holdings, Inc. Exercise Price: $180, Notional Amount: $756,000, Expiration Date: 01/17/2025(1)	$17,640
95	Pinterest, Inc. Exercise Price: $45, Notional Amount: $427,500, Expiration Date: 10/18/2024(1)	34,675
21	Pinterest, Inc. Exercise Price: $41, Notional Amount: $86,100, Expiration Date: 11/15/2024(1)	14,122
64	Pinterest, Inc. Exercise Price: $55, Notional Amount: $352,000, Expiration Date: 01/17/2025(1)	13,312
60	Pinterest, Inc. Exercise Price: $55, Notional Amount: $330,000, Expiration Date: 03/21/2025(1)	18,180
110	Rubrik, Inc. Exercise Price: $45, Notional Amount: $495,000, Expiration Date: 01/17/2025(1)	17,875
20	Shopify, Inc. Exercise Price: $70, Notional Amount: $140,000, Expiration Date: 12/20/2024(1)	14,600
51	Shopify, Inc. Exercise Price: $80, Notional Amount: $408,000, Expiration Date: 01/17/2025(1)	24,480
10	Snowflake, Inc. Exercise Price: $230, Notional Amount: $230,000, Expiration Date: 01/17/2025(1)	2,640
34	Snowflake, Inc. Exercise Price: $160, Notional Amount: $544,000, Expiration Date: 03/21/2025(1)	51,510
8	Tesla, Inc. Exercise Price: $350, Notional Amount: $280,000, Expiration Date: 09/20/2024(1)	632
18	Tesla, Inc. Exercise Price: $450, Notional Amount: $810,000, Expiration Date: 09/20/2024(1)	486
11	Tesla, Inc. Exercise Price: $260, Notional Amount: $286,000, Expiration Date: 01/17/2025(1)	14,245
45	TJX Companies, Inc. Exercise Price: $120, Notional Amount: $540,000, Expiration Date: 08/16/2024(1)	990

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
16	Trade Desk, Inc. Exercise Price: $100, Notional Amount: $160,000, Expiration Date: 09/20/2024(1)	$10,880
16	Trade Desk, Inc. Exercise Price: $105, Notional Amount: $168,000, Expiration Date: 10/18/2024(1)	9,680
25	Trade Desk, Inc. Exercise Price: $100, Notional Amount: $250,000, Expiration Date: 10/18/2024(1)	20,875
28	Trade Desk, Inc. Exercise Price: $120, Notional Amount: $336,000, Expiration Date: 01/17/2025(1)	17,640
40	Uber Technologies, Inc. Exercise Price: $95, Notional Amount: $380,000, Expiration Date: 12/20/2024(1)	7,440
40	Uber Technologies, Inc. Exercise Price: $78, Notional Amount: $310,000, Expiration Date: 01/17/2025(1)	27,000
50	Uber Technologies, Inc. Exercise Price: $83, Notional Amount: $412,500, Expiration Date: 01/17/2025(1)	25,150
100	UiPath, Inc. Exercise Price: $27, Notional Amount: $270,000, Expiration Date: 11/15/2024(1)	1,700
100	UiPath, Inc. Exercise Price: $25, Notional Amount: $250,000, Expiration Date: 01/17/2025(1)	2,200
13	Veeva Systems, Inc. Exercise Price: $250, Notional Amount: $325,000, Expiration Date: 01/17/2025(1)	2,990
9	Veeva Systems, Inc. Exercise Price: $240, Notional Amount: $216,000, Expiration Date: 01/17/2025(1)	3,060
8	Vertex Pharmaceuticals, Inc. Exercise Price: $450, Notional Amount: $360,000, Expiration Date: 01/17/2025(1)	41,720
10	Vertex Pharmaceuticals, Inc. Exercise Price: $580, Notional Amount: $580,000, Expiration Date: 06/20/2025(1)	18,000
18	Zscaler, Inc. Exercise Price: $290, Notional Amount: $522,000, Expiration Date: 09/20/2024(1)	1,296
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
35	Zscaler, Inc. Exercise Price: $220, Notional Amount: $770,000, Expiration Date: 11/15/2024(1)	$36,225
	TOTAL CALL OPTIONS	1,292,855
	TOTAL PURCHASED OPTIONS CONTRACTS* (Cost $1,294,782)	1,292,855

	CONTINGENT VALUE RIGHTS – 0.2%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co., 03/31/21(1)(3)	-

	REAL ESTATE – 0.2%
456,540	Hospitality Investors Trust, Inc., 06/29/26(1)(3)(4)*	241,226
579,536	Ready Capital Corp., 03/16/25(1)(3)(4)	-
		241,226
	TOTAL CONTINGENT VALUE RIGHTS (Cost $9,395,584)	241,226

	WARRANTS – 1.0%
	FOOD – 1.0%
878,570	Nurture Life, Inc., 12/23/32(1)(3)(4)	992,784

	SOFTWARE – 0.0%
1	Always AI, Inc., 09/28/33(1)(3)(4)	-

	TOTAL WARRANTS (Cost $—)	992,784

	REAL ESTATE INVESTMENT TRUSTS – 22.0%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 2.8%
500	Newlake Capital Partners, Inc.	10,000
4,175	Prologis, Inc.	468,894
293,447	Ready Capital Corp.	2,400,397
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	2,879,291

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 7.4%
344,812	Healthcare Trust, Inc., Common Stock(3)(4)*	4,611,055
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(1)(3)(4)*	2,922,582
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	7,533,637

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 11.8%
715,000	Aventine Property Group, Inc., Common Stock(3)(4)	$6,727,006
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(1)(3)(4)	5,307,016
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	12,034,022
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,054,559)	22,446,950

	ALTERNATIVE INVESTMENT FUNDS – 43.6%
250	Arboretum Core Asset Fund LP(4)(5)	2,453,722
-	Canyon CLO Fund II LP(3)(4)(6)	8,213,988
-	Canyon CLO Fund III (Cayman) Ltd.(3)(4)(6)	14,732,135
3,220	Clarion Lion Industrial Trust(4)(5)	12,249,743
-	Ovation Alternative Income Fund(4)(5)(6)	485,593
160	Preservation REIT 1, Inc.(1)(4)(5)	6,382,227
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $29,410,881)	44,517,408

	SHORT-TERM INVESTMENTS – 11.5%
	MONEY MARKET FUND – 11.5%
11,713,957	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 5.13%(2)(7)	11,713,957
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,713,957)	11,713,957

	TOTAL INVESTMENTS – 125.0% (Cost $125,237,211)	127,719,641

	Liabilities in Excess of Other Assets – (25.0)%	(25,568,617)

	TOTAL NET ASSETS – 100.0%	$102,151,024

	WRITTEN OPTIONS CONTRACTS* – (0.2)%
	CALL OPTIONS – (0.1)%
(20)	AbbVie, Inc. Exercise Price: $170, Notional Amount: $(340,000), Expiration Date: 09/20/2024	(13,300)
(29)	Cardinal Health, Inc. Exercise Price: $105, Notional Amount: $(304,500), Expiration Date: 09/20/2024	(5,829)
(70)	Cognizant Technology Solutions Corp. Exercise Price: $73, Notional Amount: $(507,500), Expiration Date: 10/18/2024	(14,490)

Shares/ Contracts/ Principal	Security	Value
	WRITTEN OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
(83)	Corteva, Inc. Exercise Price: $55, Notional Amount: $(456,500), Expiration Date: 09/20/2024	$(21,414)
(20)	Cummins, Inc. Exercise Price: $290, Notional Amount: $(580,000), Expiration Date: 09/20/2024	(14,000)
(9)	Deere & Co. Exercise Price: $390, Notional Amount: $(351,000), Expiration Date: 09/20/2024	(10,125)
(22)	Diamondback Energy, Inc. Exercise Price: $200, Notional Amount: $(440,000), Expiration Date: 09/20/2024	(20,900)
(20)	Ecolab, Inc. Exercise Price: $250, Notional Amount: $(500,000), Expiration Date: 10/18/2024	(10,900)
(9)	Elevance Health, Inc. Exercise Price: $560, Notional Amount: $(504,000), Expiration Date: 09/20/2024	(11,061)
(10)	Goldman Sachs Group, Inc. Exercise Price: $490, Notional Amount: $(490,000), Expiration Date: 09/20/2024	(6,750)
(72)	NextEra Energy, Inc. Exercise Price: $75, Notional Amount: $(540,000), Expiration Date: 09/20/2024	(13,392)
	TOTAL CALL OPTIONS	(142,161)

	PUT OPTIONS – (0.1)%
(21)	American Express Company Exercise Price: $210, Notional Amount: $(441,000), Expiration Date: 08/16/2024	(3,843)
(21)	Analog Devices, Inc. Exercise Price: $220, Notional Amount: $(462,000), Expiration Date: 08/16/2024	(9,177)
(5)	Broadcom, Inc. Exercise Price: $1,510, Notional Amount: $(755,000), Expiration Date: 08/16/2024	(23,960)
(39)	Marathon Petroleum Corp. Exercise Price: $165, Notional Amount: $(643,500), Expiration Date: 08/16/2024	(15,015)
(20)	Microsoft Corp. Exercise Price: $425, Notional Amount: $(850,000), Expiration Date: 08/16/2024	(12,000)

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	WRITTEN OPTIONS CONTRACTS* (continued)
	PUT OPTIONS (continued)
(7)	Parker-Hannifin Corp. Exercise Price: $480, Notional Amount: $(336,000), Expiration Date: 08/16/2024	$(4,690)
(45)	TJX Companies, Inc. Exercise Price: $105, Notional Amount: $(472,500), Expiration Date: 08/16/2024	(3,150)
	TOTAL PUT OPTIONS	(71,835)
	TOTAL WRITTEN OPTIONS CONTRACTS* (Proceeds $(187,213))	(213,996)

	EXCHANGE-TRADED FUNDS SOLD SHORT* – (2.1)%
(9,900)	Direxion Daily S&P 500 Bull 3X	(1,446,093)
(9,800)	ProShares UltraPro QQQ	(723,436)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT* (Proceeds $(551,340))	(2,169,529)

	TOTAL SHORT SECURITIES (Proceeds $(738,553))	$(2,383,525)

(1)	Non-income producing security.
(2)	All or a portion of this security is segregated as collateral for securities sold short.
(3)	Fair valued using significant unobservable inputs.
(4)	Restricted investment as to resale.
(5)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(6)	Alternative investment fund does not issue shares.
(7)	The rate is the annualized seven-day yield as of June 30, 2024.
*	All securities are pledged as collateral except for securities identified with a * superscript.

ADR –	American Depository Receipt
ETF –	Exchange-Traded Fund
LP –	Limited Partnership
REIT –	Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at June 30, 2024 is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
Always AI, Inc., Preferred Stock	1/5/2021	$1,999,998		$3,979,042	3.9%
Always AI, Inc., Convertible Debt	10/2/2023	2,000,000		2,000,000	1.9
Always AI, Inc., Convertible Debt	5/31/2024	250,000		250,000	0.2
Always AI, Inc., Warrants	10/2/2023	-	(1)	-	-
Arboretum Core Asset Fund LP	8/2/2018	2,500,000		2,453,722	2.5
Aventine Property Group, Inc.	1/13/2021	5,141,850		6,727,006	6.6
Canyon CLO Fund II LP	2/25/2019	6,132,077		8,213,988	8.0
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	12,697,773		14,732,135	14.4
Citigroup Global Markets Holdings, Inc.	6/21/2024	2,000,000		2,000,000	1.9
Clarion Lion Industrial Trust	6/29/2015	4,283,923		12,249,743	12.0
Clear Street Group, Inc.	5/11/2022	1,500,000		1,500,002	1.5
Copia Wealth Studios – Common Shares	5/22/2024	333		938,386	0.9
Copia Wealth Studios – Preferred Shares	4/1/2024	3,000,000		3,000,000	2.9
Eat Just, Inc.	6/11/2021	515,501		472,562	0.5
Goldman Sachs Finance Corp.	6/21/2024	2,000,000		2,000,000	2.0
GOSITE, Inc., Convertible Debt	11/30/2023	56,331		56,331	0.1
GOSITE, Inc., Preferred Stock	7/31/2020	2,099,998		2,738,373	2.7
Healthcare Trust, Inc.	3/30/2012	5,151,254		4,611,055	4.5
Hospitality Investors Trust, Inc.	2/17/2015	9,236,371		241,226	0.2
Iridia, Inc., Convertible Debt	12/22/2023	750,000		750,000	0.7
Iridia, Inc., Preferred Stock	2/25/2021	750,000		1,299,458	1.3
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		2,922,582	2.9
Nurture Life, Inc., Preferred Stock	8/2/2022	3,257,353		3,946,543	3.9
Nurture Life, Inc., Warrants	12/23/2022	-		992,784	1.0
Ovation Alternative Income Fund	7/25/2014	419,943		485,593	0.5
Preservation REIT 1, Inc.	10/22/2019	3,377,166		6,382,227	6.2
Ready Capital Corp., Contingent Value Rights	7/6/2017	-	(1)	-	-
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,792,962		5,307,016	5.2
Total		$84,619,363		$90,249,774	88.40%

(1)	Transferred at no cost as a result of a corporate action.